Segments and Geographic Information (Tables)	6 Months Ended
Apr. 30, 2023
Segment Reporting [Abstract]
Schedule of Sales Revenues	Sales revenues comprised of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
NEVs sales	884,083	95%	3,208,591	78%
Franchisees service revenues	13,527	2%	901,145	22%
Other service revenues	28,149	3%	-	-%
Total	925,759	100%	4,109,736	100%
Direct costs comprised of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
NEVs sales	882,160	94%	3,186,391	88%
Franchisees service revenues	28,275	3%	454,918	12%
Other service revenues	25,879	3%	-	-%
Total	936,314	100%	3,641,309	100%

Gross profit (loss) comprised of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
NEVs sales	1,923	(18)%	22,200	5%
Franchisees service revenues	(14,748)	140%	446,227	95%
Other service revenues	2,270	(22)%	-	-%
Total	(10,555)	100%	468,427	100%